Investment Securities - Amount of Interest Income from Taxable and Non-Taxable Investment Securities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest Income, Securities, Operating, by Taxable Status [Abstract]
Taxable	$ 2,103	$ 2,201	$ 2,680
Non-taxable	262	227	213
Total interest income from investment securities	$ 2,365	$ 2,428	$ 2,893